Post retirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Changes In Benefit Obligation, Fair Value Of Plan Assets, And Funded Status Recognized In The Consolidated Balance Sheets

The Company maintains a defined benefit plan for its Swiss employees. The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	Defined pension benefits
	2014	2015
Benefit obligation at January 1,	$—	$(2,438)
Service cost	(26)	(165)
Past year service cost	—	85
Interest cost	(6)	(32)
Contributions by plan participants	(12)	(67)
Benefit payments	22	386
Benefit obligations of businesses acquired	(2,424)	—
Actuarial loss	(94)	(108)
Other	36	126
Exchange rate differences	66	80

Benefit obligation at December 31,	$(2,438)	$(2,133)

Fair value of plan assets at January 1,	$—	$1,541
Actual return on plan assets	10	25
Contributions by employer	22	119
Contributions by plan participants	12	67
Benefit payments	(22)	(386)
Plan assets of businesses acquired	1,562	—
Other	(1)	(10)
Exchange rate differences	(42)	(48)

Fair value of plan assets at December 31,	$1,541	$1,308

Funded status – underfunded (non-current)	(897)	(825)

Schedule Of Net Benefit Costs

Net periodic benefit cost consisted of the following:

	Defined pension benefits
	2013	2014	2015
Service cost	$—	$26	$165
Prior year service cost	—	—	(38)
Interest cost	—	6	32
Expected return on plan assets	—	(7)	(41)
Curtailments/settlements	—	—	(126)
Administration expenses	—	1	11

Net periodic benefit cost	$—	$26	$3

Weighted Average Assumptions Used To Determine Benefit Obligations

The following weighted-average assumptions were used to determine benefit obligations:

	Defined pension benefits
(in %)	2014	2015
Discount rate	1.25	0.80
Rate of compensation increase	2.00	2.00
Pension increase assumption	0.25	—

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost
The following weighted-average assumptions were used to determine the “Net periodic benefit cost”:

	Defined pension benefits
(in %)	2013	2014	2015
Discount rate	—	1.50	0.80
Expected long-term rate of return on plan assets	—	2.50	1.25
Rate of compensation increase	—	2.00	2.00

Schedule Of Weighted Average Asset Allocation Of Plan Assets

As of January 1, 2015, the Company transferred its plan assets to a new insurance company and as a consequence, all plan assets at December 31, 2014 were cash. The asset allocation of the new insurance company on a weighted-average basis was as follows:

	2014		2015
Asset Class(1)
Equity	$379	25%	$325	25%
Fixed income	477	31%	709	54%
Real estate	638	41%	119	9%
Other	47	3%	155	12%

Total	$1,541	100%	$1,308	100%

Defined Benefit Plan Expected Future Benefit Payments

The future expected benefit payments by the Company’s pension plan, which reflect expected future services, as appropriate as at December 31, 2015, are as follows:

Estimated benefit payments
2016	$70
2017	64
2018	59
2019	55
2020	53
Years 2021 -2025	278